Sheppard, Mullin, Richter & Hampton LLP 12275 El Camino Real San Diego, CA 92130-4092 858.720.8900 main 858.509.3691 fax www.sheppardmullin.com

April 30, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement U.S. Securities and Exchange Commission Division of Corporation Finance 100 F. Street, N.E. Washington, D.C. 20549

Re:	Ontrak, Inc.
Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Ontrak, Inc., a Delaware corporation (the “Company”), we are submitting a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the U.S. Securities and Exchange Commission for confidential non-public review. The Registration Statement submitted herewith relates to a public offering of the Company’s common stock and/or pre-funded warrants and common stock purchase warrants.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions at least 48 hours prior to the requested effective time and date of the Registration Statement requested by the Company.

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to contact the undersigned at (858) 720-8953.

Regards,

/s/ Edwin Astudillo
Edwin Astudillo
for SHEPPARD, MULLIN, RICHTER & HAMPTON LLP